Equity - Additional Information (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions		12 Months Ended
	Feb. 12, 2014	Mar. 31, 2016	Jun. 27, 2016
EQUITY
Appropriated legal reserve included in retained earnings		¥ 19,276
Percentage of cash dividends set aside as legal reserve		10.00%
Percentage of legal reserve set aside as an appropriation of retained earnings and additional paid-in capital over stated capital		25.00%
Amount of statutory retained earnings available for the payment of dividends		¥ 859,594
Treasury stock, shares, retired	5,000,000
Dividends payable date		Jun. 27, 2016
Dividends approval date		Jun. 24, 2016
Equity in retained earnings or deficits of affiliates and unconsolidated subsidiaries		¥ (1,977)
Subsequent Event
EQUITY
Dividends payable, per share			¥ 50
Dividends payable			¥ 18,343